Loans (Tables)	12 Months Ended
Dec. 31, 2023
Loans
Summary of loans, by loan type

	December 31,	December 31,
	2023	2022

	(Dollars in Thousands)
Commercial, financial and agricultural	$4,802,622	$4,373,373
Real estate - mortgage	938,901	865,994
Real estate - construction	2,091,622	1,989,669
Consumer	45,121	41,592
Foreign	180,695	159,975
Total loans	$8,058,961	$7,430,603